Provisions	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Provisions

NOTE 29. PROVISIONS
The account breaks down as follows as of the indicated dates:

	12.31.2022	12.31.2021
For Termination Benefits	2,777,084	512,006
Others	7,477,939	8,023,050
Total	10,255,023	8,535,056
Changes in the “Provisions” account for fiscal year 2022 are detailed in Schedule J.
See Note 46 for further details.